SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Reconciliation of reportable segment revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Total profit for reportable segments	¥ 839,976		¥ 621,095	¥ 365,832
Unallocated amounts:
Fulfillment expenses	(401,414)	$ (58,200)	(355,836)	(226,930)
Selling and marketing expenses	(457,880)	(66,386)	(513,146)	(399,610)
General and administrative expenses	(205,623)	(29,813)	(206,981)	(128,226)
Technology expenses	(139,504)	(20,226)	(189,284)	(92,080)
Other operating income (expenses), net	(6,556)	(951)	2,012	7,703
Interest income	8,118	1,177	9,776	6,312
Interest expense	(13,443)	(1,949)	(5,488)	(8,817)
Foreign exchange gain (loss)	(7,875)	(1,142)	1,937	5,547
Other income, net	8,132	1,179	14,890	3,161
Loss before income taxes	¥ (376,069)	$ (54,527)	¥ (621,025)	¥ (467,108)